ORDINARY SHARES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Balance at the beginning	$ 24,578	$ 272,272	$ 33,029
Issued in the period	7,754	5,204	195,406
Balance at the end	158	24,578	272,272
Ordinary share capital
Disclosure of classes of share capital [line items]
Balance at the beginning	634	622	403
Issued in the period	78	12	219
Balance at the end	712	634	622
Share premium
Disclosure of classes of share capital [line items]
Balance at the beginning	202,103	196,911	1,724
Issued in the period	7,676	5,192	195,187
Balance at the end	209,779	202,103	196,911
Ordinary Shares | Ordinary share capital
Disclosure of classes of share capital [line items]
Balance at the beginning	634	622
Issued in the period	78	12
Balance at the end	$ 712	$ 634	$ 622